Finance income and expense	12 Months Ended
Dec. 31, 2024
Disclosure Of Finance Income [Abstract]
Finance income and expense [Text Block]

23. Finance income and expense

(a) Finance income

The following is a summary of finance income recorded by the Company during the years ended December 31, 2024 and 2023.  Finance income earned by the AGM has been consolidated by the Company from March 4, 2024 onwards.

	Year ended December 31,
	2024	2023
	$	$
Fair value adjustment on redeemable preference shares (note 9)	1,654	3,356
Interest income and other	4,199	2,899
Total finance income	5,853	6,255

(b) Finance expense

The following is a summary of finance expense recorded by the Company during the years ended December 31, 2024 and 2023.  Finance expense incurred by the AGM has been consolidated by the Company from March 4, 2024 onwards.

	Year ended December 31,
	2024	2023
	$	$
Unrealized losses on gold hedging instruments (note 28(b))	(13,606)	‐
Realized losses on gold hedging instruments (note 28(b))	(9,515)	‐
Interest on lease liabilities (note 12)	(5,077)	(17)
Accretion expense on asset retirement provisions (note 13(b))	(2,246)	‐
Accretion expense on deferred consideration (note 14(a))	(2,481)	‐
Change in fair value of contingent consideration (notes 14(b) and (c))	(4,894)	‐
Other	(485)	(6)
Total finance expense	(38,304)	(23)